SUPPLEMENT TO THE

SPARTAN® U.S. TREASURY MONEY MARKET FUND

SPARTAN U.S. GOVERNMENT MONEY MARKET FUND

SPARTAN MONEY MARKET FUND

Funds of Fidelity Hereford Street Trust

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2005

Effective August 15, 2005, Spartan U.S. Treasury Money Market Fund, Spartan U.S. Government Money Market Fund, and Spartan Money Market Fund will be renamed Fidelity U.S. Treasury Money Market Fund, Fidelity Government Money Market Fund, and Fidelity Money Market Fund, respectively. All references to Spartan U.S. Treasury Money Market Fund, Spartan U.S. Government Money Market Fund, and Spartan Money Market Fund throughout this SAI should be replaced with Fidelity U.S. Treasury Money Market Fund, Fidelity Government Money Market Fund, and Fidelity Money Market Fund, respectively.

SMFB-05-04  August 15, 2005
1.713588.111

Supplement to the
Spartan® U.S. Treasury Money Market Fund, Spartan U.S. Government Money Market Fund, and Spartan Money Market Fund
June 29, 2005
Prospectus

Effective August 15, 2005, Spartan U.S. Treasury Money Market Fund, Spartan U.S. Government Money Market Fund, and Spartan Money Market Fund will be renamed Fidelity U.S. Treasury Money Market Fund, Fidelity Government Money Market Fund, and Fidelity Money Market Fund, respectively. All references to Spartan U.S. Treasury Money Market Fund, Spartan U.S. Government Money Market Fund, and Spartan Money Market Fund throughout this prospectus should be replaced with Fidelity U.S. Treasury Money Market Fund, Fidelity Government Money Market Fund, and Fidelity Money Market Fund, respectively.

Effective August 15, 2005 changes have been made to the initial purchase minimums for each fund. An updated Minimums table is included in this supplement.

The following information replaces similar information found in the "Buying and Selling Shares" section on page 13.

Minimums
Initial Purchase	$25,000
For Fidelity Simplified Employee Pension-IRA, Keogh, and Non-Fidelity Prototype Retirement accounts	$10,000
Through regular investment plans in Fidelity Traditional IRA, Roth IRA, and Rollover IRAs	$10,000
Subsequent Purchase	$1,000
Through regular investment plans	$500
Balance	$10,000